Operating leases right-of-use assets and lease liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Lease Cost	The components of lease cost are as follows:

	Years ended December 31,
	2023	2022
Amortization of right-of-use assets	$3,041	$3,529
Interest	666	717
Total lease cost	$3,707	$4,246

Schedule of Maturities of Lease Liabilities	The maturities of lease liabilities as of December 31, 2023 are as follows:

2024	$3,307
2025	2,836
2026	2,586
2027	2,512
2028	2,241
Thereafter	12,433
Total undiscounted cash flows	25,915
Less: imputed interest	3,308
Present value of operating lease liabilities	22,607
Less: current portion	3,307
Long-term operating lease liabilities	$19,300